Segmentation of key figures - Net sales by region (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 48,659	$ 47,445	$ 44,751
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%	6.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 18,715	$ 17,933	17,259
Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	4.00%
US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 16,484	$ 16,280	14,618
US | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%	11.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 10,219	$ 9,799	9,460
Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	4.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,241	$ 3,433	3,414
Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(6.00%)	1.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 36,732	$ 35,684	33,491
Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%	7.00%
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 11,927	$ 11,761	11,260
Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%	4.00%
Innovative Medicines | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%	8.00%
Innovative Medicines | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 13,484	$ 12,818	12,296
Innovative Medicines | Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%	4.00%
Innovative Medicines | US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 14,342	$ 13,789	11,864
Innovative Medicines | US | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	16.00%
Innovative Medicines | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 8,718	$ 8,458	8,097
Innovative Medicines | Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%	4.00%
Innovative Medicines | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,469	$ 2,649	2,635
Innovative Medicines | Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(7.00%)	1.00%
Innovative Medicines | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 29,643	$ 28,573	26,258
Innovative Medicines | Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	9.00%
Innovative Medicines | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,370	$ 9,141	8,634
Innovative Medicines | Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%	6.00%
Sandoz
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)	(1.00%)
Sandoz | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)	(1.00%)
Sandoz | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 5,231	$ 5,115	4,963
Sandoz | Europe [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%	3.00%
Sandoz | US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,142	$ 2,491	2,754
Sandoz | US | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(14.00%)	(10.00%)
Sandoz | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,501	$ 1,341	1,363
Sandoz | Asia/Africa/Australasia [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%	(2.00%)
Sandoz | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 772	$ 784	779
Sandoz | Canada and Latin America [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	1.00%
Sandoz | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 7,089	$ 7,111	7,233
Sandoz | Established Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%	(2.00%)
Sandoz | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,557	$ 2,620	2,626
Sandoz | Emerging Growth Markets [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	0.00%
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 39,013	$ 37,714	34,892
Net sales, change in %	3.00%	8.00%
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,646	$ 9,731	$ 9,859